Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 29, 2011
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Total Return Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Performance Trust Total Return Bond Fund (the "
Total Return Bond Fund") is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Bond Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fee (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Total Return Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the
Total Return Bond Fund's performance. During the most recent fiscal year, the
Total Return Bond Fund's portfolio turnover rate was 77.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.86%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Total
Return Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Total Return Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Total Return Bond Fund's operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Total Return Bond Fund intends to invest at least 80% of its net assets in fixed-income instruments. "Fixed-income instruments" include bonds, debt securities and other fixed-income instruments issued by various U.S. Government or private-sector entities.

The Total Return Bond Fund will invest in fixed-income instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations. This may include direct obligations of the U.S. Government or its agencies or instrumentalities or sponsored corporations, as well as mortgage-backed securities of the U.S.
Government or its agencies.

The Total Return Bond Fund's investments in debt securities may also consist of residential mortgage-backed securities ("RMBS") in the prime and "Alt-A" first lien mortgage sectors. Alt-A is one of three general classifications of mortgages along with prime and subprime. The risk profile of Alt-A mortgages falls between prime and subprime.

The Total Return Bond Fund's remaining investments will consist of fixed-income instruments and other investments including, but not limited to: asset-backed securities; corporate bonds, including high-yield bonds rated below investment grade by a nationally recognized statistical rating organization ("NRSRO"), commonly known as "junk bonds"; municipal bonds; real-estate investment trusts
("REITs"); or other investments. The Total Return Bond Fund may also invest a portion of its assets in derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.

The Total Return Bond Fund's portfolio managers intend to construct the Total
Return Bond Fund's investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Total Return Bond Fund's investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the
Total Return Bond Fund's investment portfolio will conform to these limits.

Investments are selected for the Total Return Bond Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons. For fixed-income instruments with credit components, a careful assessment of credit risk is made. Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Total Return Bond Fund's portfolio.

The Total Return Bond Fund's portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant. The
Total Return Bond Fund's portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Total Return
Bond Fund's investment criteria as described above, or when a more attractive investment opportunity becomes available.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Before investing in the Total Return Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Total Return Bond Fund.

The principal risks of investing in the Total Return Bond Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Total Return Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Recent Market Events
U.S. and international markets have experienced significant volatility in recent years, which has adversely affected the debt markets. The U.S. mortgage-backed securities market in particular has experienced recent difficulties that may adversely affect the value of certain mortgage-backed securities held by the
Total Return Bond Fund. These market difficulties have reduced investor demand for mortgage-backed securities resulting in limited liquidity for such securities. It is possible that such limited liquidity in such secondary markets could continue or worsen. If the U.S. economy continues to experience difficulties, the incidence of mortgage foreclosures may increase, which may adversely affect the value of the mortgage-backed securities owned by the Total
Return Bond Fund.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Total Return Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Mortgage-Backed Securities Risk:
o  Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal.

o  Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Total Return Bond Fund's higher yielding securities will be prepaid and the Total Return Bond Fund will have to replace them with securities having a lower yield.

o  Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

o  Inverse Floater, Interest-Only and Principal-Only Securities Risk. These
   securities are extremely sensitive to changes in interest rates and prepayment rates.

Residential Mortgage-Backed Securities Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower's equity in the mortgaged property and the borrower's financial circumstances. The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

Asset-Backed Securities Investment Risk
The risk that the impairment of the value of the collateral underlying a security in which the Total Return Bond Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Government-Sponsored Entities Risk
The Total Return Bond Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Total Return Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk
There may be no willing buyer of the Total Return Bond Fund's portfolio securities and the Total Return Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Real Estate Investment Trust Risk
A REIT's share price may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Derivative Securities Risk
The risk that the Total Return Bond Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the
Total Return Bond Fund is unable to liquidate a position because of an illiquid secondary market.

Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Total Return Bond Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Total Return Bond Fund has not been presented because, as of the date of this Prospectus, the Total Return Bond Fund has not been in operation for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Total Return Bond Fund has not been presented because, as of the date of this Prospectus, the Total Return Bond Fund has not been in operation for a full calendar year.
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-30
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,866

[1]	Pursuant to an operating expense limitation agreement between the Total Return Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Total Return Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for the Total Return Bond Fund does not exceed 0.95% of the Total Return Bond Fund's average annual net assets through at least August 30, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.